SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21. SUBSEQUENT EVENTS
The Company has evaluated subsequent events through March 5, 2026, which is the date on which these financial statements were issued.
During the first quarter of 2026, the Company has entered into a purchase agreement, pending approval, which will result in the acquisition of 9 dispensaries for the purpose of expanding the Company’s national presence. Total consideration is an estimated $50.0 million, subject to certain closing adjustments.